Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The components of the Company’s provision for income taxes for the years ended December 31, 2017, 2016 and 2015 are presented below (amounts in thousands).

	2017	2016	2015
Current:
Federal	$(3,959)	$(12)	$(29)
State	380	1,173	665
Local	(627)	739	557
Total current	(4,206)	1,900	1,193
Deferred:
Federal	(104,400)	12,748	(68,069)
State	(186)	(1,458)	(2,683)
Local	(7,977)	(89)	21
Total deferred	(112,563)	11,201	(70,731)
Income tax (benefit) expense	$(116,769)	$13,101	$(69,538)

Schedule of Effective Income Tax Rate Reconciliation

The following is a reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015
Federal statutory rate	35.0%	35.0%	35.0%
State and local taxes	2.8%	4.3%	1.0%
State tax rate adjustment	5.7%	—%	(3.3)%
Stock compensation	2.3%	(2.0)%	—%
Permanent items	(4.6)%	1.5%	0.4%
Goodwill impairment	(27.1)%	—%	—%
Transaction expenses	(10.7)%	—%	—%
Tax Cuts and Jobs Act	264.0%	—%	—%
Valuation allowance	(2.3)%	(3.6)%	(180.0)%
Minority interest	(0.1)%	0.1%	0.2%
Change in tax status	—%	—%	18.2%
Non-taxable gain on fair value adjustment	—%	—%	(27.9)%
Credits	3.5%	(1.8)%	(1.0)%
Other	0.6%	1.3%	1.9%
Effective income tax rate	269.1%	34.8%	(155.5)%

Schedule of Deferred Tax Assets and Liabilities

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s net deferred taxes related to continuing operations at December 31, 2016 and 2015 are as follows (amounts in thousands):

	2017	2016
Deferred tax assets:
Loss carryforwards	$58,245	$38,377
Accrued expenses	10,806	9,132
Fixed assets	—	6,327
Debt	2,147	9,991
Credit carryforwards	19,838	2,576
Stock-based compensation	2,451	1,216
Other	6,738	51
	100,225	67,670
Deferred tax liabilities:
Identified intangibles	(203,015)	(143,823)
Fixed assets	(28,375)	—
Investment in partnerships	(2,146)	(2,742)
Prepaid expenses	(3,288)	(2,804)
Other	(97)	(110)
	(236,921)	(149,479)
Valuation allowance	(26,271)	(7,202)
Net deferred tax liabilities	$(162,967)	$(89,011)